Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 152,986,264.90
Previously Paid Amount	20,790.37
Total Fee Amount	21,127.40
Total Offset Amount	0.00
Net Fee	$ 337.03
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A